Non-current assets and liabilities held for sale (Details) oz in Thousands, R in Millions, $ in Millions			12 Months Ended
	Oct. 19, 2017 USD ($)	Oct. 19, 2017 ZAR (R)	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($) oz	Dec. 31, 2015 USD ($)
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Tangible assets			$ 3,742	$ 4,111	$ 4,058
Intangible assets			138	145	161
Inventories			100	84	90
Other investments			131	125	91
Non-current assets held for sale (note 2)			348	0	0
Provision for pension and post-retirement benefits			122	118	107
Trade, other payables and deferred income			3	4	5
Deferred taxation			363	496	514
Non-current liabilities held for sale			126	0	0
Impairment and derecognition of assets			288	$ 3	$ 5
Disposal groups classified as held for sale
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Tangible assets			289
Intangible assets			2
Inventories			21
Other investments			36
Non-current assets held for sale (note 2)			348
Environmental rehabilitation and other provisions			29
Provision for pension and post-retirement benefits			1
Trade, other payables and deferred income			15
Deferred taxation			81
Non-current liabilities held for sale			126
Net non-current assets held for sale			222
Impairment and derecognition of assets			35
Disposal groups classified as held for sale | Moab Sale Assets
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Consideration received in sale	$ 300
Tangible assets			277
Intangible assets			2
Inventories			16
Other investments			31
Non-current assets held for sale (note 2)			326
Environmental rehabilitation and other provisions			20
Provision for pension and post-retirement benefits			1
Trade, other payables and deferred income			10
Deferred taxation			81
Non-current liabilities held for sale			112
Net non-current assets held for sale			$ 214
Disposal groups classified as held for sale | Moab Sale Assets | Gold, Ounces
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Gold production (in ounces) | oz			294	280
Disposal groups classified as held for sale | Kopanang Sale Assets
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Consideration received in sale | R		R 100
Tangible assets			$ 12
Intangible assets			0
Inventories			5
Other investments			5
Non-current assets held for sale (note 2)			22
Environmental rehabilitation and other provisions			9
Provision for pension and post-retirement benefits			0
Trade, other payables and deferred income			5
Deferred taxation			0
Non-current liabilities held for sale			14
Net non-current assets held for sale			$ 8
Disposal groups classified as held for sale | Kopanang Sale Assets | Gold, Ounces
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Gold production (in ounces) | oz			91	91